FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of the Company's liabilities that are measured at fair value on a recurring basis

	December 31, 2021
	Level 1	Level 2	Level 3

	Audited

Warrants to convertible preferred shares	$—	$—	$18,623

	June 30, 2022
	Level 1	Level 2	Level 3

	(Unaudited)

Warrants Liability – Public Warrants	$6,543	$—	$—
Warrant Liability – Private Warrants	—	—	6,405
Total	$6,543	$—	$6,405

Schedule of Level 3 fair value measurements

	December 31, 2021	June 30, 2022
	(Audited)	(Unaudited)
Expected term (years)	1.25	4.68
Expected volatility	83.00%	43.81%
Risk-free rate	0.75%	3.01%
Dividend yield	0.00%	0.00%

	December 31,
	2019	2020	2021
Expected term	3	2.25	1.25
Expected dividend yield	0%	0%	0%
Expected volatility	78.11%	96.83%	83.00%
Risk-free interest rate	1.91%	0.42%	0.75%

Schedule of changes in the Level 3 fair value of warrant liabilities

Private Warrants

Fair value as of March 7, 2022 (merger date)	$11,652
Change in fair value	(5,247)
Fair value as of June 30, 2022	$6,405

Warrants to Convertible Preferred Shares

Fair value as of January 1, 2022	$18,623
Change in fair value	16,547
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger	(35,170)
Fair value as of June 30, 2022	$—